Financial Instruments (Tables)	6 Months Ended
Dec. 31, 2024
Financial Instruments [Abstract]
Schedule of Fair Value of the Company’s Financial Instruments and Non-financial Derivatives

The following represents the carrying value and fair value of the Company’s financial instruments and non-financial derivatives:

Recurring measurements	Note	As of December 31, 2024	As of June 30, 2024
Financial Assets
Amortized costs
Cash and cash equivalents	(i)	925,794	3,296,554
Trade and other receivables	(i)	13,580,707	11,631,118

Fair value through profit or loss
Cash and cash equivalents	(iii)	1,004,117	2,093,374
Total financial assets		$15,510,618	$17,021,046

Financial Liabilities
Amortized costs
Trade and other payables	(i)	5,900,773	12,662,290
Financial debts	(ii)	21,737,947	14,259,391
Lease liabilities	(i)	347,832	421,887
Fair value through profit or loss
Warrant liabilities	(iii)	282,194	555,500
Total financial liabilities		28,268,746	27,899,068
Net financial (liability)		$(12,758,128)	$(10,878,022)

(i)	Cash, short-term investments, trade and other receivables, prepayments, trade and other payables and lease liabilities are recorded at carrying value, which approximates fair value due to their short-term nature and generally negligible credit losses.

(ii)	The fair value of the Company’s long-term debt is based on secondary market indicators, categorized in level 2 of the fair value hierarchy. As of June 30, and December 31, 2024 the fair value equivalent to an amount of $9,562,041 and $14,997,044 respectively.

(iii)	Fair value of cash equivalent, short-term investment and warrants has been determined using the quoted market price at the period-end (level 1).